Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
GOODWILL
12.	GOODWILL
The movement of the goodwill for the years ended December 31, 2009 and 2010 is as follows:

	As of December 31,
	2009	2010

As of January 1,	15,537	24,783
Goodwill recognized in connection with the following:
Additional consideration payment for acquisition of WIT	1,506	—
Acquisition of business from Guangzhou Kernel Technology Limited.(“Kernel”)	173	—
Acquisition of TP	6,277	—
Acquisition of business from a mobile services provider	1,306	—
Acquisition of business from Mobi	—	205
Acquisition of Link Result(Note 4)	—	2,490
Exchange differences	(16)	594

As of December 31	24,783	28,072

The Company performed its annual goodwill impairment test on the last day of each fiscal year, and did not incur any impairment loss on goodwill for the years ended December 31, 2008, 2009 or 2010.